INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Disclosure of investment and other revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Investment income	$60	$15	$68	$21
Fee revenue	58	16	122	33
Dividend income	2	—	3	6
Interest income and other	13	7	45	13
Participating loan notes	4	7	7	13
Total investment and other revenue	$137	$45	$245	$86